Reportable segments	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Reportable segments

Note 11 - Reportable segments

The Company’s operating segments reflect the components for which discrete financial information is available and whose operating results are regularly reviewed by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker (“CODM”), for purposes of assessing performance and allocating resources.

The CODM reviews consolidated financial information to evaluate the Company’s overall financial performance. The CODM also receives and reviews monthly disaggregated financial and operating information for the Company’s geographic operations and its United Kingdom operations. The information regularly reviewed by the CODM includes revenue, operating expenses, operating profit or loss, actual-to-forecast variances, total transaction value, take rate, marketing efficiency, customer activity and headcount.

Revenue and operating profit or loss are the principal financial measures used by the CODM to assess segment performance and allocate resources. The CODM uses revenue to evaluate the scale and growth of each operating segment and uses operating profit or loss to evaluate segment profitability and the efficiency of resources deployed. Operating profit or loss is the measure of segment profit or loss reported in accordance with ASC 280. The CODM uses these measures, together with the other financial and operating information described above, to compare performance among the Company’s markets, evaluate transaction and customer trends, assess marketing efficiency and staffing requirements, evaluate technology and platform investment, and determine whether resources should be maintained, reduced or increased within individual operating segments.

For the six months ended June 30, 2026 and 2025, the Company’s reportable segments were Nigeria, South Africa, the United Kingdom and Other. Other comprises the Company’s operating segments in Argentina, Brazil and Portugal, none of which individually met the quantitative thresholds for separate reporting for the periods presented.

Nigeria exceeded the applicable quantitative thresholds for separate reporting during the periods presented. South Africa continues to be presented separately as a reportable segment because its financial and operating information is separately reviewed by the CODM and separate presentation is consistent with the Company’s segment reporting structure. The Company’s remaining geographic operating segments are included within Other.

The Nigeria, South Africa, Argentina, Brazil and Portugal operating segments consist principally of the Company’s intelligent trade infrastructure and associated products in their respective markets. These operations facilitate business-to-business transactions and provide related data, analytics and technology-enabled services to brands, distributors, wholesalers and retailers.

The United Kingdom operating segment undertakes the Company’s centralized software-development, platform, technology, corporate and Group-support activities and incurs central operating costs that are not directly attributable to the Company’s revenue-generating country operations. The United Kingdom operating segment also holds substantially all of the Group’s computer equipment, capitalized software and other intangible assets.

Discrete financial information for the United Kingdom operating segment is available and regularly reviewed by the CODM, including operating costs, technology expenditure, computer equipment and intangible-asset investment. The CODM uses this information to assess the performance and resource requirements of the United Kingdom operating segment and to make decisions regarding software development, technology investment, corporate expenditure, headcount and the allocation of resources supporting the Company’s global operations.

The accounting policies used to measure segment revenue, expenses, operating profit or loss and the specified asset information regularly provided to the CODM are consistent with the accounting policies used to prepare the consolidated financial statements. Costs are attributed to the operating segment in which they are incurred. Centralized software-development, platform, technology, corporate and Group-support costs that are not directly attributable to the revenue-generating country operations are reported in the United Kingdom operating segment. Intercompany balances and transactions are eliminated in consolidation.

The significant expense categories presented in the tables below are the significant expense categories regularly provided to the CODM and included in the reported measure of segment operating profit or loss. Management considered both quantitative and qualitative factors in determining the significant expense categories disclosed.

Other segment items represent the difference between segment revenue less the significant expense categories separately disclosed and segment operating profit or loss. There were no material other segment items for the six months ended June 30, 2026 and 2025 because the significant expense categories presented in the tables below comprise substantially all expenses included in segment operating profit or loss.

The Company develops and manages its global intelligent trade and ecommerce platform principally in the United Kingdom, with its revenue-generating operations primarily located in its international markets. The Company’s geographic operating segments are also consistent with management’s assessment of the regulatory, economic and currency risks associated with the respective businesses.

The following table presents segment revenue, significant segment expenses, operating profit or loss and other financial information for the six months ended June 30, 2026:

Six months ended June 30, 2026	Nigeria	South Africa	United Kingdom	Other	Total
Revenue	$23,685,961	$302,858	$-	$26,546	$24,015,365

Operating expenses:
General and administrative	15,259	14,699	1,387,822	99,187	1,516,967
Salaries, benefits, contractor costs	864,508	498,168	8,206,360	875,502	10,444,538
Marketing and commissions	23,222,253	324,528	96,776	9,690	23,653,247
Travel	56,054	-	124,671	30	180,755
Professional fees	112,015	10,301	843,082	136,517	1,101,915
Product and technology development	-	5,672	2,928,457	9,345	2,943,474
Depreciation and amortization	-	-	1,239,340	-	1,239,340
Total operating expenses	$24,270,089	$853,368	$14,826,508	$1,130,271	$41,080,236
Net loss from operations	(584,128)	(550,510)	(14,826,508)	(1,103,725)	(17,064,871)

Other expense:
Interest expense	189,722	240,668	378,078	2,519	810,987
Foreign currency loss	(421,973)	80,811	50,100	(207,145)	(498,207)
Other non-operating (income) / expense, net	-	-	1,125,010	-	1,125,010
Net loss before income taxes	$(351,877)	$(871,989)	$(16,379,696)	$(899,099)	$(18,502,661)

Income tax benefit	$-	$-	$-	$-	$-
Net loss	$(351,877)	$(871,989)	$(16,379,696))	$(899,099)	$(18,502,661)

Other comprises the Company’s operating segments in Argentina, Brazil and Portugal. None of these operating segments individually met the quantitative thresholds for separate reporting for the six months ended June 30, 2026.

The following table presents segment revenue, significant segment expenses, operating profit or loss and other financial information for the six months ended June 30, 2025:

Six months ended June 30, 2025	Nigeria	South Africa	United Kingdom	Other	Total
Revenue	$15,457,807	$2,394,017	$514	$121,410	$17,973,748

Operating expenses:
General and administrative	145,310	$233,333	$772,750	$199,349	$1,350,742
Salaries, benefits, contractor costs	600,668	$1,112,039	$9,379,853	$1,728,275	$12,820,835
Marketing and commissions	15,475,641	$2,602,230	$268,555	$124,647	$18,471,073
Travel	105,939	$547	$439,595	$-	$546,081
Professional fees	1,042	$-	$1,139,895	$17,660	$1,158,597
Product and technology development	-	$4,456	$2,240,959	$32,273	$2,277,688
Depreciation and amortization	-	$-	$1,345,798	$-	$1,345,798
Total operating expenses	16,328,600	$3,952,605	$15,587,405	$2,102,204	$37,970,814
Net loss from operations	(870,793)	(1,552,588)	(15,586,891)	(1,980,794)	(19,997,066)

Other expense:
Interest expense	-	6,267	$1,130,382	$39,853	$1,176,502
Loss from change in fair-value of convertible Shareholder loans	-	-	$(3,838,715)	$-	$(3,838,715)
Stock based Compensation	-	-	$7,824,176	$-	$7,824,176
Foreign currency loss	(11)	(62)	$1,644,959	$(2,058)	$1,642,828
Other non-operating (income) / expense, net	-	-	$(256,899)	$-	$(256,899)
Net loss before income taxes	$(870,782)	$(1,564,793)	$(22,090,794)	$(2,018,589)	$(26,544,958)

Income tax benefit	$-	$-	$-	$-	$-
Net loss	$(870,782)	$(1,564,793)	$(22,090,794)	$(2,018,589)	$(26,544,958)

Other comprises the Company’s operating segments in Argentina, Brazil and Portugal. None of these operating segments individually met the quantitative thresholds for separate reporting for the six months ended June 30, 2025.

Measurement of Segment Profit or Loss

Revenue and operating profit or loss are the principal financial measures used by the CODM to assess segment performance and allocate resources. Revenue is used to evaluate segment scale and growth, while operating profit or loss is used to evaluate segment profitability and the efficiency of resources deployed. Operating profit or loss is the measure of segment profit or loss that is most consistent with the measurement principles applied in the Company’s consolidated financial statements.

The segment tables also present certain financial information below operating profit or loss. Such information is provided as supplemental information and does not represent either a principal financial measure used by the CODM to assess segment performance or the reported measure of segment profit or loss.

The totals of the reportable-segment and Other revenue, significant expense categories and operating profit or loss amounts presented in the tables agree to the corresponding consolidated amounts for each period presented. Accordingly, no material reconciling items are required.

Intersegment revenue was not material for the six months ended June 30, 2026 and 2025. Intercompany balances and transactions are eliminated in consolidation. There were no material changes in the basis used to measure segment operating profit or loss during the periods presented and there were no material asymmetrical allocations to the reportable segments.

Segment and Geographic Asset Information

The CODM receives information regarding computer equipment, capitalized software and other intangible assets from the Company’s IT and Technology teams when assessing technology investment and allocating resources. Substantially all of the Company’s computer equipment, capitalized software and other intangible assets are held within the United Kingdom operating segment.

The asset information presented below is derived from the Company’s accounting records by geographic location. The CODM does not regularly receive all categories of total assets by reportable segment; however, the geographic asset information is presented to provide the applicable entity-wide geographic information.

The following table presents the geographic concentration of the Company’s assets as of June 30, 2026 and December 31, 2025. Substantially all of the Company’s assets were located in the United Kingdom as of June 30, 2026, principally reflecting the location of the Company’s cash and cash equivalents, capitalized software and other intangible assets.:

	June 30, 2026	December 31, 2025
United Kingdom
Cash and cash equivalents	$735,909	$361,678
Accounts receivables and other receivables, net	198,749	201,714
Income taxes receivable	747,939	257,040
Prepayments	1,454,732	1,637,203
Other current assets	725,640	83,377
Property, plant and equipment, net	302,498	444,967
Intangible assets, net	6,927,948	6,730,155
Other Non-Current Assets	263,228	134,475
	$11,356,643	$9,850,609
Nigeria
Cash and cash equivalents	$17,211	$60,264
Accounts receivables and other receivables, net	61,043	2,539,143
Prepayments	16,844	12,181
Other current assets	28,932	9
	$124,030	$2,611,597
South Africa
Cash and cash equivalents	$184	$15,401
Accounts receivables and other receivables, net	6,325	11,500
Prepayments	5,076	6,035
Other current assets	-	868
	$11,585	$33,804
Other
Cash and cash equivalents	$13,555	$41,640
Accounts receivables and other receivables, net	23,824	19,086
Income taxes receivable	-	264
Prepayments	6,761	5,243
Other current assets	122,178	91,790
	$166,318	$158,023
Total Assets	$11,658,576	$12,654,033

Products and Services

The Company operates an integrated intelligent trade infrastructure and associated products that facilitate business-to-business transactions and provide data, analytics and related technology services. For the six months ended June 30, 2026 and 2025, the Company’s revenue was principally generated from transaction-based fees and related services associated with the use of the Company’s platform.